Income Taxes - Summary of Changes in Consolidated Net Deferred Income Tax Assets (Liabilities) (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Net deferred income tax assets – balances at beginning of the year	₱ 13,385	₱ 19,556
Net deferred income tax liabilities – balances at beginning of the year	(169)	(726)
Net balances at beginning of the year	17,432	13,216	₱ 18,830
Benefit from (provision for) deferred income tax	4,175	(2,348)	(3,989)
Movement charged directly to other comprehensive loss	(148)	(3,239)
Others	189	(27)
Net deferred income tax assets – balances at end of the year	17,636	13,385	19,556
Net deferred income tax liabilities – balances at end of the year	₱ (204)	₱ (169)	₱ (726)